Other comprehensive income - Reclassifications out of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amounts reclassified out of OCI
Gain on liquidation of foreign subsidiary	$ 31
Income from continuing operations before taxes	2,119	$ 2,102	$ 1,761
Tax	(544)	(583)	(526)
Net income	2,298	2,365	2,034
Amounts reclassified out of "Accumulated other comprehensive loss"
Amounts reclassified out of OCI
Amounts reclassified from OCI to income from discontinued operations	12	9	0
Foreign currency translation adjustments | Amounts reclassified out of "Accumulated other comprehensive loss"
Amounts reclassified out of OCI
Gain on liquidation of foreign subsidiary	(31)
Pension and other post-retirement plan adjustments | Amounts reclassified out of "Accumulated other comprehensive loss"
Amounts reclassified out of OCI
Non-operational pension (cost) credit	23	13	37
Income from continuing operations before taxes	95	109	150
Tax	(31)	(31)	(36)
Net income	64	78	114
Amortization of prior service cost | Amounts reclassified out of "Accumulated other comprehensive loss"
Amounts reclassified out of OCI
Non-operational pension (cost) credit	(19)	6	28
Amortization of net actuarial losses | Amounts reclassified out of "Accumulated other comprehensive loss"
Amounts reclassified out of OCI
Non-operational pension (cost) credit	$ 91	$ 90	$ 85